Annual Fund Operating Expenses	Oct. 31, 2025
WEBS SPY DEFINED VOLATILITY ETF | WEBs SPY Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.89%
WEBs QQQ Defined Volatility ETF | WEBs QQQ Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.94%
WEBs Energy XLE Defined Volatility ETF | WEBs Energy XLE Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.04%	[5]
Expenses (as a percentage of Assets)	0.89%
WEBs Materials XLB Defined Volatility ETF | WEBs Materials XLB Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Acquired Fund Fees and Expenses	0.04%	[8]
Expenses (as a percentage of Assets)	0.89%
WEBs Industrials XLI Defined Volatility ETF | WEBs Industrials XLI Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Acquired Fund Fees and Expenses	0.04%	[11]
Expenses (as a percentage of Assets)	0.89%
WEBs Consumer Discretionary XLY Defined Volatility ETF | WEBs Consumer Discretionary XLY Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[13]
Acquired Fund Fees and Expenses	0.04%	[14]
Expenses (as a percentage of Assets)	0.89%
WEBs Consumer Staples XLP Defined Volatility ETF | WEBs Consumer Staples XLP Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[16]
Acquired Fund Fees and Expenses	0.04%	[17]
Expenses (as a percentage of Assets)	0.89%
WEBs Health Care XLV Defined Volatility ETF | WEBs Health Care XLV Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[18]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Acquired Fund Fees and Expenses	0.04%	[20]
Expenses (as a percentage of Assets)	0.89%
WEBs Financial XLF Defined Volatility ETF | WEBs Financial XLF Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[21]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[22]
Acquired Fund Fees and Expenses	0.04%	[23]
Expenses (as a percentage of Assets)	0.89%
WEBs Technology XLK Defined Volatility ETF | WEBs Technology XLK Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[24]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[25]
Acquired Fund Fees and Expenses	0.04%	[26]
Expenses (as a percentage of Assets)	0.89%
WEBs Communication Services XLC Defined Volatility ETF | WEBs Communication Services XLC Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[27]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[28]
Acquired Fund Fees and Expenses	0.04%	[29]
Expenses (as a percentage of Assets)	0.89%
WEBs Utilities XLU Defined Volatility ETF | WEBs Utilities XLU Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[30]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[31]
Acquired Fund Fees and Expenses	0.04%	[32]
Expenses (as a percentage of Assets)	0.89%
WEBs Real Estate XLRE Defined Volatility ETF | WEBs Real Estate XLRE Defined Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[33]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[34]
Acquired Fund Fees and Expenses	0.04%	[35]
Expenses (as a percentage of Assets)	0.89%

[1]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[2]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[3]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[4]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[5]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[6]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[7]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[8]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[9]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[10]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[11]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[12]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[13]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[14]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[15]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[16]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[17]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[18]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[19]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[20]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[21]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[22]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[23]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[24]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[25]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[26]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[27]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[28]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[29]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[30]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[31]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[32]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[33]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[34]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[35]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.